Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

September 23, 2015	Brian D. McCabe
T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropegray.com

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090

Ladies and Gentlemen:

On behalf of John Hancock Investment Trust (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the Fundamental Large Cap Core Fund series of John Hancock Funds II (File No. 811-21779) into the John Hancock Large Cap Equity Fund series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on October 30, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe